Debt (Junior subordinated notes) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt		$ 29,507,587	$ 28,420,739
Annual interest rate increase		5.00%
Subordinated | Junior Subordinated Notes
Debt Instrument [Line Items]
Debt	$ 500,000
Debt, fixed interest rate	6.50%
Debt instrument term deferral period	5 years
Subordinated | Junior Subordinated Notes | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemption price of debt instrument, percentage	100.00%
Subordinated | Junior Subordinated Notes | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Redemption price of debt instrument, percentage	100.00%
Subordinated | Junior Subordinated Notes | Debt Instrument, Redemption, Period Three
Debt Instrument [Line Items]
Redemption price of debt instrument, percentage	101.00%
LIBOR | Subordinated | Junior Subordinated Notes
Debt Instrument [Line Items]
Spread over reference rate	4.30%